Convertible Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Note Payable [Abstract]
Schedule of convertible debt
	September 30, 2022	December 31, 2021
Principal	$1,115,097	$1,113,830
Unamortized discount	-	-
Convertible debt, net	$1,115,097	$1,113,830

	December 31, 2021	December 31, 2020
Principal	$1,113,830	$598,571
Unamortized discount	-	(2,821)
Convertible debt, net	$1,113,830	$595,750